Acquisitions and Disposals - Summary of Impact of Disposals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disposals [Abstract]
Goodwill and intangible assets	€ 1	€ 82	€ 2,510
Other non-current assets	21	19	666
Current assets	5	15	261
Trade creditors and other payables	(1)	(12)	(107)
Net assets sold	26	104	3,330
(Gain)/loss on recycling of currency retranslation on disposal			(71)
Profit/(loss) on sale attributable to Unilever	9	65	4,331
Consideration	35	169	7,590
Cash	34	168	7,135
Cash balances of businesses sold		1	321
Non-cash items and deferred consideration	1		134
Total consideration for the disposals	€ 35	€ 169	€ 7,590